Going Concern and Liquidity	9 Months Ended
Feb. 29, 2024
Going Concern and Liquidity [Abstract]
Going Concern and Liquidity

NOTE 2. Going Concern and Liquidity

The accompanying unaudited condensed interim consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred and expects to continue to incur significant costs in pursuit of the Company’s development plans. We have devoted many resources to the design and development of our eVTOL prototype. Funding of these activities has primarily been through the net proceeds received from the issuance of related and third-party debt and the sale of common stock to related and third parties.

Through February 29, 2024, we have incurred cumulative losses from operations, negative cash flows from operating activities, and have an accumulated deficit of $13.0 million. Horizon is a pre-revenue organization in a research and development and flight-testing phase of operations. While management expects that the net cash proceeds from the Business Combination along with our cash balances held prior to the Closing Date will be sufficient to fund our current operating plan for at least the next 12 months from the date these condensed interim consolidated financial statements were available to be issued, there is significant uncertainty around the Company’s ability to meet the going concern assumption beyond that period without raising additional capital.

There can be no assurance that we will be successful in achieving our business plans, that our current capital will be sufficient to support our ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that we do not meet our business plans, we may be required to raise additional capital, alter, or scale back our aircraft design, development, and certification programs, or be unable to fund capital expenditures. Any such events would have a material adverse effect on our financial position, results of operations, cash flows, and ability to achieve our intended business plans.